Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6 – Related Party Transactions
Reimbursement of Expenses of Our General Partner
The employees of our operated assets are employees of Williams. Williams directly charges us for the payroll and benefit costs associated with operations employees and carries the obligations for many employee-related benefits in its financial statements, including the liabilities related to employee retirement, medical plans, and paid time off. Our share of the costs is charged to us through affiliate billings and reflected in Operating and maintenance expenses in the Consolidated Statement of Comprehensive Income (Loss) and Property, plant, and equipment – net in the Consolidated Balance Sheet.
In addition, employees of Williams provide general and administrative services to us, and we are charged for certain administrative expenses incurred by Williams. These charges are either directly identifiable or allocated to our assets. Direct charges are for goods and services provided by Williams at our request. Allocated charges are based on a three-factor formula, which considers revenues; property, plant, and equipment; and payroll. Our share of direct and allocated administrative expenses is reflected in Selling, general, and administrative expenses in the Consolidated Statement of Comprehensive Income (Loss) and Property, plant, and equipment – net in the Consolidated Balance Sheet.
In management’s estimation, the allocation methodologies used are reasonable and result in a reasonable allocation to us of our costs of doing business incurred by Williams.
Transactions with Affiliates and Equity-Method Investees
Service revenues, in the Consolidated Statement of Comprehensive Income (Loss), includes transportation and fractionation revenues from our expanded NGL/olefins fractionation facility located in Redwater, Alberta. This facility supported Williams’ Horizon liquids extraction plant in Canada until both were sold in September 2016 (see Note 3 – Divestiture).
Product costs, in the Consolidated Statement of Comprehensive Income (Loss), includes charges for the following types of transactions:

•	Purchases of NGLs for resale from Discovery;

•	Payments to OPPL for transportation of NGLs from certain natural gas processing plants;

•	Purchases of NGLs for resale from Williams’ former Horizon liquids extraction plant in Canada.
Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Service revenues	$31	$—	$—
Product costs	181	169	186
Operating and maintenance expenses - employee costs	470	498	413
Selling, general, and administrative expenses:
Employee direct costs	344	368	331
Employee allocated costs	160	195	171

HB Construction Company Ltd., a subsidiary of Williams, provided construction services to us until the sale of our Canadian operations in September 2016. Charges for these construction services as well as other capitalized payroll and benefit costs charged by Williams described above were previously capitalized within Property, plant, and equipment – net in the Consolidated Balance Sheet and totaled $103 million and $187 million during 2016 and 2015, respectively.
The Accounts payable — affiliate in the Consolidated Balance Sheet represents the payable positions that result from the transactions with affiliates discussed above. We also have $19 million and $12 million in Accounts payable — trade in the Consolidated Balance Sheet with our equity-method investees at December 31, 2016 and 2015, respectively.
Operating Agreements with Equity-Method Investees
We have operating agreements with certain equity-method investees. These operating agreements typically provide for reimbursement or payment to us for certain direct operational payroll and employee benefit costs, materials, supplies, and other charges and also for management services. Williams supplied a portion of these services, primarily those related to employees since we do not have any employees, to certain equity-method investees. The total charges to equity-method investees for these fees are $66 million, $64 million, and $65 million for the years ended December 31, 2016, 2015, and 2014, respectively.
Omnibus Agreement
Under this agreement, Williams is obligated to reimburse us for certain items including (i) maintenance capital expenditure amounts incurred by us or our subsidiaries for certain U.S. Department of Transportation projects, up to a maximum of $50 million, and (ii) an amount based on the amortization over time of deferred revenue amounts that relate to cash payments received by Williams prior to the closing of the contribution transaction for services to be rendered by us in the future at the Devils Tower floating production platform. Net amounts received under this agreement for the years ended December 31, 2016, 2015, and 2014 were $11 million, $12 million, and $11 million, respectively.
We have a contribution receivable from our general partner of $3 million and $3 million at December 31, 2016 and 2015, respectively, for amounts reimbursable to us under omnibus agreements presented within Total partners’ equity in the Consolidated Balance Sheet.
Acquisitions and Equity Issuances
Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies includes related party transactions for Financial Repositioning, the ACMP Merger, and the Canada Acquisition. The Canadian operations previously participated in Williams’ cash management program under a credit agreement with Williams. Net changes in amounts due to/from Williams prior to the Canada Acquisition are reflected within Contributions from The Williams Companies, Inc. - net within the Consolidated Statement of Changes in Equity.
Note 15 – Partners’ Capital includes related party transactions for a distribution reinvestment program (DRIP) in November 2016 and a private placement transaction in August 2016.
Board of Directors
A former member of Williams’ Board of Directors, who was elected in 2013 and resigned during 2016, is also the current chairman, president, and chief executive officer of an energy services company that is a customer of ours. We recorded $144 million, $111 million, and $115 million in Service revenues in Consolidated Statement of Comprehensive Income (Loss) from this company for transportation and storage of natural gas for the years ended December 31, 2016, 2015, and 2014, respectively.